13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment     [   ]; Amendment Number:
This Amendment:             [ X ] is a restatement.
                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Atlantic Investment Company
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number: 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts                      Atlanta, GA                   2/12/2010
---------------------          -----------------------          ---------------
Signature                          City     State                    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:                          None

Form 13F Information Table Entry Total:                       37

Form 13F Information Table Value Total:                   93,892

List of Other Included Managers:                            None

                            TITLE OF                      MKT VAL                 INVESTMENT   OTHER         Voting Authority
ISSUER NAME                  CLASS           CUSIP       (X $1000)    SHARES     DISCRETION     MNGRS  SOLE        SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS INC     COM           229678107     2,963         156210     SOLE              10800          48210
EZCORP INC-CL A                CL A NON VTG  302301106     5,991         348314     SOLE             233154         115160
GLOBAL SOURCES LTD             ORD           G39300101     2,306         369023     SOLE             254224         114799
UNITED ONLINE INC              COM           911268100     7,446        1035702     SOLE             677982         357720
ATS MEDICAL INC                COM           2083103       1,747        541,000     SOLE             500000          41000
BIOCLINICA INC                 COM           00971B100     1,078         254895     SOLE             254895
CHINA NATURAL GAS INC          COM NEW       168910206       563         50,633     SOLE              46133           4500
CHINA-BIOTICS INC              COM           16937B109       714         46,132     SOLE              46132
CLARIENT INC                   COM           180489106     3,432      1,295,030     SOLE             830000         465030
COGENT INC                     COM NEW       19239y108    16,887      1,625,400     SOLE            1153955         471445
FTI CONSULTING INC             COM           302941109     2,351         49,862     SOLE              34147          15715
PINNACLE FINL PARTNERS         COM           72346q104     2,230        156,810     SOLE             101490          55320
SYMANTEC CORP                  COM           871503108     3,728        208,385     SOLE             145000          63385
YAHOO INC                      COM           984332106     1,938        115,477     SOLE              77042          38435
AMEDISYS INC                   COM           023436108      1215          25000     SOLE              25000
ARGON ST INC                   COM           040149106       357          16480     SOLE               5600          10880
BANK OF AMERICA CORPORATION    COM           060505104      2889         191849     SOLE             130000          61849
CA Inc                         COM           12673P105      1859          82800     SOLE              80000           2800
CDC CORPORATION                COM           G2022L106      3088        1385001     SOLE            1100000         285001
FIRST FINCL HOLDINGS INC       COM           320239106       271          20945     SOLE              10900
LINN ENERGY LLC                COM           536020100      2788         100000     SOLE             100000
MEDIDATA SOLUTIONS INC         COM           58471A105      2935         187930     SOLE             130000          57930
SANDRIDGE ENERGY INC           COM           80007P307      1952         207000     SOLE             207000
SEARCHMEDIA HOLDINGS LIMITED   COM           G8005Y106       720          98600     SOLE              98600
YONGYE INTERNATIONAL INC       COM           98607B106       406          50000     SOLE              50000
CALL EXXON MOBIL CORP          CALL          30231G902       991            500     SOLE                500
CALL PEPSICO INC/NC            CALL          713448908      1050            500     SOLE                500
B & G FOODS INC NEW     CL A   CL A          05508R106       298          32500     SOLE                             32500
BAYTEX ENERGY TR               TRU UNIT      073176109       155           5500     SOLE                              5500
DNP SELECT INCOME FD INC       COM           23325P104       200          22400     SOLE                             22400
EV ENERGY PARTNERS L P         COM UNITS     26926V107      1389          45945     SOLE                             45945
EXXON MOBIL CORP     COM       COM           30231G102      1525          22377     SOLE              18000           4377
INFOGROUP INC                  COM           45670G108       458          57120     SOLE                             57120
PENN VIRGINIA GP HOLDINGS      COM           707882106       330          19800     SOLE                             19800
COUSINS PROPERTIES INC         COM           222795106     13648        1788787     SOLE            1788787
MEDTRONIC INC                  COM           585055106      1092          24820     SOLE                             24820
NASDAQ OMX GRP INC             COM           631103 10 8     902          45505     SOLE                             45505